Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MORGAN STANLEY PATHWAY FUNDS
Entity Central Index Key	0000875186
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000023137
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Large Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Large Cap Equity ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 1000® Index:

   Contributors:

       o Overweight Financials as sector outperformed the index.

       o Positioning within the Consumer Services sector.

   Detractors:

       o Underweight Information Technology as sector outperformed the index.

       o Positioning within the Energy sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Morgan Stanley Pathway Large Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	Morgan Stanley Pathway Large Cap Equity ETF - NAV (With Annual Advisory Program FeeFootnote Reference2)	Russell 1000® Index
8/15	$10,000	$10,000	$10,000
8/16	$10,708	$10,445	$11,169
8/17	$12,192	$11,601	$12,974
8/18	$14,495	$13,460	$15,546
8/19	$14,687	$13,370	$15,933
8/20	$17,455	$15,606	$19,518
8/21	$23,003	$20,168	$25,813
8/22	$19,452	$16,712	$22,466
8/23	$22,313	$18,793	$25,927
8/24	$27,795	$22,945	$32,822
8/25	$31,879	$25,796	$38,151

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Morgan Stanley Pathway Large Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	14.69%	12.80%	12.29%
Morgan Stanley Pathway Large Cap Equity ETF - NAV (With Annual Advisory Program Fee)Footnote Reference2	12.42%	10.46%	9.74%
Russell 1000® Index	16.24%	14.34%	14.33%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,292,785,710
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 8,889,105
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,292,785,710
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	13%
Advisory Fees Paid	$8,889,105

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.5%
Utilities	1.9%
Real Estate	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	4.1%
Health Care	9.4%
Communication Services	9.5%
Industrials	10.0%
Consumer Discretionary	11.4%
Financials	16.3%
Information Technology	27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Microsoft Corp.	6.3%
NVIDIA Corp.	5.5%
Amazon.com Inc.	4.8%
Apple Inc.	4.1%
Meta Platforms Inc., Class A Shares	2.7%
Broadcom Inc.	2.2%
Alphabet Inc., Class A Shares	2.1%
JPMorgan Chase & Co.	1.6%
Visa Inc., Class A Shares	1.5%
Berkshire Hathaway Inc., Class B Shares	1.3%
Total	32.1%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Morgan Stanley Pathway Large Cap Equity ETF converted from Large Cap Equity Fund on December 9, 2024. The conversion, approved by the Board of Trustees in August 2024, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have the same investment objectives and principal investment strategies. Returns prior to the conversion are those of the former corresponding fund.

C000023141
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Small-Mid Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 2500® Index:

   Contributors:

       o Overweight Information Technology as the sector outperformed the index.

       o Positioning within the Industrials sector.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Positioning within the Communication Services sector.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (With Annual Advisory Program FeeFootnote Reference2)	Russell 3000® Index	Russell 2500® Index
8/15	$10,000	$10,000	$10,000	$10,000
8/16	$9,449	$9,213	$11,144	$10,879
8/17	$10,819	$10,287	$12,934	$12,318
8/18	$13,217	$12,262	$15,553	$15,192
8/19	$12,391	$11,269	$15,757	$14,106
8/20	$13,478	$12,038	$19,135	$15,064
8/21	$19,023	$16,663	$25,458	$21,974
8/22	$16,000	$13,732	$22,076	$18,558
8/23	$17,035	$14,332	$25,334	$19,790
8/24	$19,623	$16,182	$31,958	$23,229
8/25	$21,128	$17,078	$37,020	$25,560

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (Without Annual Advisory Program Fee)	7.67%	9.41%	7.77%
Morgan Stanley Pathway Small-Mid Cap Equity ETF - NAV (With Annual Advisory Program Fee)Footnote Reference2	5.54%	7.13%	5.31%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2500® Index	10.04%	11.15%	9.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 673,930,502
Holdings Count | Holding	2,324
Advisory Fees Paid, Amount	$ 2,759,271
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$673,930,502
# of Portfolio Holdings	2,324
Portfolio Turnover Rate	45%
Advisory Fees Paid	$2,759,271

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	2.7%
Communication Services	2.5%
Consumer Staples	3.2%
Energy	3.6%
Utilities	3.7%
Materials	4.2%
Real Estate	4.5%
Consumer Discretionary	10.2%
Health Care	12.4%
Financials	14.8%
Information Technology	17.3%
Industrials	20.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Royal Bank of Canada - Toronto	1.8%
Comfort Systems USA Inc.	1.1%
Ascendis Pharma AS, ADR	1.0%
ViaSat Inc.	0.7%
FTAI Aviation Ltd.	0.7%
Rambus Inc.	0.7%
Kyndryl Holdings Inc.	0.6%
Regal Rexnord Corp.	0.6%
Resideo Technologies Inc.	0.6%
TechnipFMC PLC	0.6%
Total	8.4%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Morgan Stanley Pathway Small-Mid Cap Equity ETF converted from Small-Mid Cap Equity Fund on December 9, 2024. The conversion, approved by the Board of Trustees in August 2024, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have the same investment objectives and principal investment strategies. Returns prior to the conversion are those of the former corresponding fund.

C000023143
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	TIEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI EAFE® Index (Net):

   Contributors:

       o Positioning within Materials, Communication Services, and Consumer Staples sectors.

       o Positioning within France, United Kingdom, and Italy.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Positioning within Japan, Germany, and Spain.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
International Equity Fund (Without Annual Advisory Program Fee)	11.53%	10.25%	7.40%
International Equity Fund (With Annual Advisory Program Fee)Footnote Reference1	9.33%	7.96%	4.96%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,194,401,638
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 5,626,911
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,194,401,638
# of Portfolio Holdings	943
Portfolio Turnover Rate	29%
Advisory Fees Paid	$5,626,911

Holdings [Text Block]

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	1.5%
Other Countries	17.6%
Sweden	2.5%
Spain	2.9%
Italy	3.0%
Australia	3.8%
Netherlands	5.1%
Switzerland	7.5%
Germany	9.0%
France	11.7%
United Kingdom	16.7%
Japan	18.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

SAP SE	1.6%
Roche Holding AG	1.6%
AstraZeneca PLC	1.5%
ASML Holding NV	1.3%
Kering SA	1.1%
Novo Nordisk AS, Class B Shares	1.1%
Infineon Technologies AG	1.1%
Reckitt Benckiser Group PLC	1.0%
Rolls-Royce Holdings PLC	1.0%
Alstom SA	0.9%
Total	12.2%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023144
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Trading Symbol	TEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI Emerging Markets Index (Net):

   Contributors:

       o Overweight Financials as the sector outperformed the index.

       o Positioning within India, Saudia Arabia, and Hungary.

   Detractors:

       o Underweight Communication Services as sector outperformed the index.

       o Positioning within China, Argentina, and South Africa.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Without Annual Advisory Program Fee)	15.58%	4.24%	5.98%
Emerging Markets Equity Fund (With Annual Advisory Program Fee)Footnote Reference1	13.29%	2.07%	3.57%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 655,820,870
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 3,070,521
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$655,820,870
# of Portfolio Holdings	1,224
Portfolio Turnover Rate	20%
Advisory Fees Paid	$3,070,521

Holdings [Text Block]

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	2.2%
Other Countries	12.9%
Indonesia	1.5%
Mexico	2.7%
Saudi Arabia	2.8%
South Africa	3.1%
Hong Kong	4.5%
Brazil	5.3%
South Korea	10.1%
India	15.9%
Taiwan	17.0%
China	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings Ltd.	5.6%
Samsung Electronics Co., Ltd.	2.5%
SK Hynix Inc.	2.1%
Alibaba Group Holding Ltd.	2.0%
Reliance Industries Ltd.	1.6%
HDFC Bank Ltd., ADR	1.5%
Citibank - New York	1.1%
Alibaba Group Holding Ltd., ADR	1.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.0%
Total	27.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000023145
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	TIIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Aggregate Bond™ Index:

   Contributors:

       o Credit quality allocation.

       o Security selection.

   Detractors:

       o Allocations to nonagency collateralized mortgage obligations.

       o Interest rate positioning.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Core Fixed Income Fund (Without Annual Advisory Program Fee)	Core Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index
8/15	$10,000	$10,000	$10,000
8/16	$10,584	$10,324	$10,597
8/17	$10,697	$10,176	$10,649
8/18	$10,553	$9,789	$10,537
8/19	$11,649	$10,592	$11,609
8/20	$12,518	$11,182	$12,360
8/21	$12,591	$11,024	$12,350
8/22	$10,972	$9,414	$10,928
8/23	$10,797	$9,079	$10,797
8/24	$11,549	$9,519	$11,585
8/25	$11,899	$9,614	$11,948

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Core Fixed Income Fund (Without Annual Advisory Program Fee)	3.03%	-1.01%	1.75%
Core Fixed Income Fund (With Annual Advisory Program Fee)Footnote Reference1	0.99%	-3.07%	-0.56%
Bloomberg U.S. Aggregate Bond™ Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,656,284,291
Holdings Count | Holding	3,238
Advisory Fees Paid, Amount	$ 5,559,545
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,656,284,291
# of Portfolio Holdings	3,238
Portfolio Turnover Rate	136%
Advisory Fees Paid	$5,559,545

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	6.5%
Right	0.0%Footnote Referencea
Common Stock	0.0%Footnote Referencea
Open End Mutual Fund Security	0.0%Footnote Referencea
Senior Loans	0.1%
Municipal Bonds	0.2%
Asset-Backed Securities	1.9%
Sovereign Bonds	3.0%
Collateralized Mortgage Obligations	13.4%
U.S. Government Obligations	17.7%
Mortgage-Backed Securities	28.2%
Corporate Bonds & Notes	29.0%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	6.6%
Not Rated	8.6%
CCC or Lower	0.1%
B	1.5%
BB	5.3%
BBB	15.6%
A	10.9%
AA	50.4%
AAA	3.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Effective March 28, 2025, Western Asset Management Company was no longer a sub-adviser to the Fund and J.P. Morgan Investment Management Inc. began serving as a sub-adviser to the Fund. Consulting Group Advisory Services, LLC continues to serve as the adviser to the Fund.

C000023146
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Trading Symbol	THYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Corporate High Yield Bond Index:

   Contributors:

       o Security selection among Consumer Non-Cyclicals.

       o Overweight to REITS.

   Detractors:

       o Overweight Electric Utilities.

       o Security selection within Insurance credits.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	High Yield Fund (Without Annual Advisory Program Fee)	High Yield Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Universal Bond™ Index	Bloomberg U.S. Corporate High Yield Bond Index
8/15	$10,000	$10,000	$10,000	$10,000
8/16	$10,402	$10,147	$10,650	$10,907
8/17	$11,273	$10,728	$10,793	$11,849
8/18	$11,664	$10,827	$10,693	$12,251
8/19	$12,315	$11,207	$11,770	$13,055
8/20	$12,332	$11,015	$12,525	$13,669
8/21	$13,393	$11,727	$12,636	$15,056
8/22	$11,936	$10,242	$11,138	$13,461
8/23	$12,737	$10,714	$11,094	$14,425
8/24	$14,133	$11,653	$11,973	$16,236
8/25	$15,244	$12,319	$12,419	$17,577

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
High Yield Fund (Without Annual Advisory Program Fee)	7.86%	4.33%	4.31%
High Yield Fund (With Annual Advisory Program Fee)Footnote Reference1	5.72%	2.16%	1.93%
Bloomberg U.S. Universal Bond™ Index	3.72%	-0.17%	2.19%
Bloomberg U.S. Corporate High Yield Bond Index	8.26%	5.16%	5.80%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 141,721,826
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 682,144
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,721,826
# of Portfolio Holdings	300
Portfolio Turnover Rate	76%
Advisory Fees Paid	$682,144

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	2.8%
Senior Loans	0.3%
Corporate Bonds & Notes	96.9%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	2.8%
Not Rated	0.3%
CCC or Lower	6.3%
B	36.2%
BB	50.9%
BBB	2.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

Effective March 28, 2025, Western Asset Management Company was no longer a sub-adviser to the Fund. Consulting Group Advisory Services, LLC continues to serve as the adviser to the Fund.

C000023147
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Trading Symbol	TIFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE Non-U.S. WGBI (USD) - Hedged:

   Contributors:

       o Positioning within US rates and euro bloc rates.

       o Positions within EM currencies including long exposure to the Turkish Lira.

   Detractors:

       o Positioning within Chinese interest rate strategies.

       o Short exposure to select EM Asia currencies, including the Taiwanese dollar.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	International Fixed Income Fund (Without Annual Advisory Program Fee)	International Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	FTSE Non-U.S. WGBI (USD) - Hedged
8/15	$10,000	$10,000	$10,000
8/16	$10,970	$10,698	$10,900
8/17	$11,078	$10,536	$10,814
8/18	$11,327	$10,508	$11,025
8/19	$12,461	$11,274	$12,443
8/20	$12,555	$11,078	$12,478
8/21	$12,788	$11,005	$12,584
8/22	$11,312	$9,542	$11,230
8/23	$11,295	$9,339	$11,192
8/24	$12,068	$9,781	$11,922
8/25	$12,520	$9,947	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
International Fixed Income Fund (Without Annual Advisory Program Fee)	3.75%	-0.05%	2.27%
International Fixed Income Fund (With Annual Advisory Program Fee)Footnote Reference1	1.70%	-2.13%	-0.05%
FTSE Non-U.S. WGBI (USD) - Hedged	2.33%	-0.45%	2.01%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 180,348,965
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 803,399
InvestmentCompanyPortfolioTurnover	280.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,348,965
# of Portfolio Holdings	436
Portfolio Turnover Rate	280%
Advisory Fees Paid	$803,399

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	6.1%
Purchased Options	0.0%Footnote Referencea
Municipal Bond	0.1%
Asset-Backed Securities	0.1%
U.S. Government Obligations	6.3%
Corporate Bonds & Notes	10.2%
Collateralized Mortgage Obligations	12.9%
Mortgage-Backed Securities	31.5%
Sovereign Bonds	32.8%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	7.5%
Not Rated	20.8%
CCC or Lower	1.5%
B	0.3%
BB	3.0%
BBB	8.2%
A	15.1%
AA	57.2%
AAA	9.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.morganstanley.com/wealth-investmentsolutions/cgcm or upon request by contacting us at 1-800-869-3326.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

C000023138
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Trading Symbol	TMUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Municipal Bond™ Index:

   Contributors:

       o Overweight pre-paid gas bonds.

       o Overweight the very front of the curve, i.e., maturities less than one year.

   Detractors:

       o Longer duration stance and overweight maturities dated 15-20 years.

       o Overweight non-rated bonds.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Municipal Bond Fund (Without Annual Advisory Program Fee)	Municipal Bond Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Municipal Bond™ Index
8/15	$10,000	$10,000	$10,000
8/16	$10,614	$10,352	$10,688
8/17	$10,590	$10,073	$10,782
8/18	$10,567	$9,802	$10,835
8/19	$11,452	$10,412	$11,779
8/20	$11,680	$10,428	$12,160
8/21	$12,039	$10,536	$12,573
8/22	$10,966	$9,405	$11,488
8/23	$11,114	$9,344	$11,684
8/24	$11,783	$9,709	$12,395
8/25	$11,672	$9,427	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Municipal Bond Fund (Without Annual Advisory Program Fee)	-0.94%	-0.01%	1.56%
Municipal Bond Fund (With Annual Advisory Program Fee)Footnote Reference1	-2.90%	-2.09%	-0.75%
Bloomberg U.S. Municipal Bond™ Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 76,905,555
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 340,447
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,905,555
# of Portfolio Holdings	123
Portfolio Turnover Rate	68%
Advisory Fees Paid	$340,447

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	6.4%
Municipal Bonds	93.6%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	6.4%
Not Rated	4.9%
BB	0.6%
BBB	2.7%
A	20.6%
AA	46.2%
AAA	17.9%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000164312
Shareholder Report [Line Items]
Fund Name	Inflation-Linked Fixed Income Fund
Trading Symbol	TILUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$233	2.27%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index:

   Contributors:

       o Interest rate strategies in the US and Europe.

       o Breakeven inflation strategies in the US, Europe, and Japan.

   Detractors:

       o Active currency strategies.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Inflation-Linked Fixed Income Fund (Without Annual Advisory Program Fee)	Inflation-Linked Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	Bloomberg U.S. TIPS Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,459	$10,335	$10,397	$10,425
8/17	$10,569	$10,186	$10,448	$10,473
8/18	$10,627	$9,988	$10,339	$10,560
8/19	$11,310	$10,418	$11,390	$11,348
8/20	$12,484	$11,286	$12,128	$12,368
8/21	$13,216	$11,712	$12,117	$13,055
8/22	$12,374	$10,748	$10,722	$12,274
8/23	$11,816	$10,059	$10,594	$11,823
8/24	$12,577	$10,494	$11,367	$12,553
8/25	$12,577	$10,494	$11,367	$12,553

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	5.29%	1.19%	3.01%
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program Fee)Footnote Reference1	3.21%	-0.92%	0.67%
Bloomberg U.S. Aggregate Bond™ Index	3.14%	-0.68%	1.66%
Bloomberg U.S. TIPS Index	4.89%	1.26%	2.98%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 138,487,144
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 639,184
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$138,487,144
# of Portfolio Holdings	160
Portfolio Turnover Rate	112%
Advisory Fees Paid	$639,184

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	0.6%
Corporate Bonds & Notes	0.1%
Sovereign Bonds	1.9%
Collateralized Mortgage Obligations	8.8%
Mortgage-Backed Securities	10.2%
U.S. Government Obligations	78.4%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	2.0%
Not Rated	5.3%
CCC or Lower	1.7%
B	0.0%Footnote Reference**
BB	0.3%
BBB	0.4%
A	1.1%
AA	127.3%
AAA	5.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000164313
Shareholder Report [Line Items]
Fund Name	Ultra-Short Term Fixed Income Fund
Trading Symbol	TSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE 3-Month U.S. Treasury Bill Index:

   Contributors:

       o US duration positioning.

       o Holdings of Investment Grade Credit, specifically in financials.

   Detractors:

       o No notable detractors.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Ultra-Short Term Fixed Income Fund (Without Annual Advisory Program Fee)	Ultra-Short Term Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	FTSE 3-Month U.S. Treasury Bill Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,089	$9,968	$10,397	$10,013
8/17	$10,305	$9,931	$10,448	$10,072
8/18	$10,520	$9,888	$10,339	$10,222
8/19	$10,738	$9,893	$11,390	$10,462
8/20	$10,991	$9,950	$12,128	$10,586
8/21	$11,058	$9,813	$12,117	$10,593
8/22	$10,956	$9,529	$10,722	$10,640
8/23	$11,499	$9,803	$10,594	$11,112
8/24	$12,220	$10,212	$11,367	$11,740
8/25	$12,860	$10,533	$11,724	$12,290

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	5.23%	3.19%	2.69%
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program Fee)Footnote Reference1	3.15%	1.04%	0.36%
Bloomberg U.S. Aggregate Bond™ Index	3.14%	-0.68%	1.66%
FTSE 3-Month U.S. Treasury Bill Index	4.69%	3.03%	2.19%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 409,856,436
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 1,130,407
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$409,856,436
# of Portfolio Holdings	397
Portfolio Turnover Rate	123%
Advisory Fees Paid	$1,130,407

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	15.5%
U.S. Government Obligation	0.2%
Mortgage-Backed Securities	1.8%
Asset-Backed Securities	9.4%
Collateralized Mortgage Obligations	21.5%
Corporate Bonds & Notes	51.6%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	17.0%
Not Rated	11.4%
B	0.1%
BB	0.4%
BBB	33.8%
A	22.1%
AA	3.4%
AAA	21.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Change Adviser [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000196891
Shareholder Report [Line Items]
Fund Name	Alternative Strategies Fund
Trading Symbol	TALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326
Additional Information Phone Number	1-800-869-3326
Additional Information Website	www.morganstanley.com/wealth-investmentsolutions/cgcm
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Key contributors to and detractors from performance relative to the HFRX Global Hedge Fund Index:

   Contributors:

       o Positioning in Market Neutral Equity.

       o Positioning in Commodities.

   Detractors:

       o Positioning in Managed Futures.

       o Positioning in certain macro strategies.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Alternative Strategies Fund (Inception: February 16, 2018) (Without Annual Advisory Program Fee)	3.31%	4.37%	3.46%
Alternative Strategies Fund (Inception: February 16, 2018) (With Annual Advisory Program Fee)Footnote Reference1	1.26%	2.20%	1.17%
Bloomberg U.S. Universal Bond™ Index	3.72%	-0.17%	1.99%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.41%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 186,031,245
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 355,863
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$186,031,245
# of Portfolio Holdings	16
Portfolio Turnover Rate	29%
Advisory Fees Paid	$355,863

Holdings [Text Block]

Asset Allocation (% of Investments)

Value	Value
Open End Mutual Fund Securities	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Investments)Footnote Referencea

PIMCO Mortgage Opportunities and Bond Fund, Class I2	10.0%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	9.8%
Abbey Capital Futures Strategy Fund, Class I	8.9%
BlackRock Event Driven Equity Fund, Institutional Class	8.0%
John Hancock Diversified Macro Fund, Class I	7.7%
BNY Mellon Global Real Return Fund, Class Y	7.2%
PIMCO Credit Opportunities Bond Fund, Institutional Class	7.0%
Neuberger Berman Long Short Fund, Institutional Class	7.0%
Touchstone Flexible Income Fund, Institutional Class	6.0%
Calamos Market Neutral Income Fund, Class I	6.0%
Total	77.6%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.